Consolidated Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Income Statement
Net revenue
Cost of revenue
Gross profit (loss)
Loss on oil and gas properties						36,000
Investor relations
General and administrative expenses	1,780,161	13,982	3,275,358	43,469	187,760	75,718
Loss from continuing operations	(1,780,161)	(13,982)	(3,275,358)	(43,469)	(187,760)	(111,718)
Other income/(expense)
Change in fair value of convertible notes		135,905		135,905	65,235	101,701
Change in fair value of warrants		165,340		165,340	78,385	97,575
Loss on extinguishment of debt					(559,048)
Interest income	160		334
Interest expense		(13,310)		(26,027)	(52,767)	(51,408)
Total other income/(expense)	160	287,935	334	275,218
Total income/(expense)	(1,780,001)	273,953	(3,275,024)	231,749	(655,955)	36,150
Less net income (loss) attributable to noncontrolling interests	(109,902)		(159,707)
Net income/(loss)	$ (1,670,099)	$ 273,953	$ (3,115,317)	$ 231,749	$ (655,955)	$ 36,150
Weighted average common shares outstanding - basic and diluted	34,046,111	850,110	25,515,847	850,110	940,723	966,858
Net income/( loss) per share - basic and diluted	$ (0.07)	$ 0.33	$ (0.12)	$ 0.28	$ (0.70)	$ 0.04